Investment Risks	Jun. 30, 2024
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud.Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based entity (and/or related persons). Investments through a VIE structure are subject to the risk that a counterparty will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of such arrangements, or contracts between the China-based entity (and/or related persons) and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund's associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based entity and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, natural disasters, or public health threats.Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | China A-shares and Stock Connect investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China A-shares and Stock Connect investing risk: China A-shares are subject to a number of restrictions imposed by Chinese securities regulations and listing rules. Investments by foreign investors in A-shares are subject to various restrictions, regulations and limits. The A-share market is volatile and can have a higher risk of suspension of trading in a particular security or multiple securities or government intervention than many other global equity markets. Trading suspensions could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the Fund.Investing in A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Fund. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Fund's ability to invest in A-shares through the Stock Connect program. The Fund's investments in Stock Connect A-shares are generally subject to People's Republic of China ("PRC") securities regulations and listing rules, among other restrictions. Any changes in laws, regula-tions and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices and tax treatment. These risks are heightened by the developing state of the PRC's investment and banking systems in general. The Shanghai, Shenzhen, and Beijing markets may be open at a time when the Stock Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Initial public offerings ("IPOs")/private placement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Initial public offerings ("IPOs")/private placement risk: The purchase of shares issued in IPOs and investments in the stocks of privately held companies may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market security. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging coun-tries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud.Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or be otherwise adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, natural disasters, or public health threats.Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Sustainability factor risk and risk of impact investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Sustainability factor risk and risk of impact investing: Because the Fund uses sustainability factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. As a result, the Fund's sustainability factors used in its investment process and the Advisor's impact investing approach will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics, and the Fund's sustainability factors may be linked to long-term rather than short-term returns. The sustainability factors and the Advisor's impact investing approach may cause the Fund's industry allocation to deviate from that of funds without these considerations.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and subject to the underlying funds' expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Asset allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset allocation risk: The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | High yield bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High yield bond risk: This is the risk that the issuer of bonds with ratings of Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings, Inc. ("Fitch"), comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined to be of comparable quality by the Advisor, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher quality) bonds.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Mortgage- and asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and asset-backed securities risk: The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign debt risk: Investment in sovereign debt involves special risks, including the risk that the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | US Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	US Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk: High portfolio turnover from frequent trading will increase the Fund's transaction costs and may increase the portion of the Fund's capital gains that are realized for tax purposes in any given year. The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect that its distributions may have on shareholders.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and eco-nomic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud.Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based entity (and/or related persons). Investments through a VIE structure are subject to the risk that a counterparty will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of such arrangements, or contracts between the China-based entity (and/or related persons) and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund's associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based entity and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, natural disasters, or public health threats.Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund | Sustainability factor risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sustainability factor risk: Because the Fund uses sustainability factors to assess and exclude certain invest-ments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. As a result, the Fund's sustainability factors used in its investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics, and the Fund's sustainability factors may be linked to long-term rather than short-term returns. The sustainability factors may cause the Fund's industry allocation to deviate from that of funds without these considerations.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud.The Fund may invest in bonds issued by the PRC certain other PRC-based entities which trade on the China interbank bond market ("CIBM") through the CIBM Direct Access Program or the China—Hong Kong Bond Connect program (the "Bond Connect Program"). The CIBM Direct Access Program and the Bond Connect Program may be subject to further interpretation and guidance and future developments may restrict or otherwise affect the Fund's investments or returns. There can be no assurance that the CIBM Direct Access Program will not be restricted, suspended or abolished. If such event occurs, the Fund's ability to invest in the CIBM through the CIBM Direct Access Program will be adversely affected, and if the Fund is unable to adequately access the CIBM through other means, the Fund's ability to achieve its investment objective will be adversely affected. There also can be no assurance that further regulations will not affect the availability of securities in the Bond Connect Program, the frequency of redemptions or other limitations. Further, the necessary trading, settlement and information technology systems for the Bond Connect Program may not function properly, causing the Bond Connect Program to be disrupted. In addition, the application and interpretation of the laws and regulations of Hong Kong, the PRC, and the People's Bank of China and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the CIBM Direct Access Program and Bond Connect Program are uncertain, and they may have an adverse effect on the Fund's performance.Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in general economic conditions, inflation and interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.Variable rate securities generally will not increase in market value if interest rates decline. Conversely, the market value may not decline when prevailing interest rates rise. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | High yield bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High yield bond risk: This is the risk that the issuer of bonds with ratings of Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings, Inc. ("Fitch"), comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined to be of comparable quality by the Advisor, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher quality) bonds.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Mortgage- and asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and asset-backed securities risk: The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign debt risk: Investment in sovereign debt involves special risks, including the risk that the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | US Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred stock risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal securities risk: Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipal bonds secured by revenues from public housing authorities may be subject to additional uncertainties relating to the possibility that proceeds may exceed supply of available mortgages to be purchased by public housing authorities, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Municipalities continue to experience difficulties in the current economic and political environment.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market security. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk: High portfolio turnover from frequent trading will increase the Fund's transaction costs and may increase the portion of the Fund's capital gains that are realized for tax purposes in any given year. The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect that its distributions may have on shareholders.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Risks of development bank bonds [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of development bank bonds: The value of the Fund's investments in bonds issued by development banks may fall due to adverse financial market developments in the United States and abroad. Borrowers from development banks include foreign countries, which may include emerging market countries, and borrowers of specific development banks also include the private sector with or without government guarantee. Therefore, negative economic, social and political developments could affect the ability of a borrower to repay its loan to the development bank and thus affect its financial condition. In addition, investments in such development bank bonds may involve special risks because the Fund may have limited legal recourse in the event of default. Also, development bank bonds may sometimes be less liquid and more difficult to sell and to value than high-quality securities of US issuers. Bonds issued by a development bank are backed by the shareholders of the development bank. The development bank may be supported via various mechanisms, including preferred creditor status, equity injections by its shareholders and callable capital, even though the latter may have never been tested with respect to an issuer. Changes in the shareholder structure of a development bank or changes in the strength of the support by its shareholders could affect the credit rating and thus the value of the bonds issued by the development bank.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk: The Fund concentrates investments in the bonds of development banks. The risk is that if the Fund has most of its investments in a single industry, its portfolio will be more susceptible to factors adversely affecting that industry than would a more diverse portfolio of securities.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud.Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based entity (and/or related persons). Investments through a VIE structure are subject to the risk that a counterparty will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of such arrangements, or contracts between the China-based entity (and/or related persons) and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund's associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based entity and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, natural disasters, or public health threats.Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | China A-shares and Stock Connect investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China A-shares and Stock Connect investing risk: China A-shares are subject to a number of restrictions imposed by Chinese securities regulations and listing rules. Investments by foreign investors in A-shares are subject to various restrictions, regulations and limits. The A-share market is volatile and can have a higher risk of suspension of trading in a particular security or multiple securities or government intervention than many other global equity markets. Trading suspensions could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the Fund.Investing in A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Fund. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Fund's ability to invest in A-shares through the Stock Connect program. The Fund's investments in Stock Connect A-shares are generally subject to People's Republic of China ("PRC") securities regulations and listing rules, among other restrictions. Any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices and tax treatment. These risks are heightened by the developing state of the PRC's investment and banking systems in general. The Shanghai, Shenzhen, and Beijing markets may be open at a time when the Stock Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Initial public offerings ("IPOs")/private placement risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Initial public offerings ("IPOs")/private placement risk: The purchase of shares issued in IPOs and investments in the stocks of privately held companies may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market security. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud.Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, natural disasters, or public health threats.Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | Sustainability factor risk and risk of impact investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Sustainability factor risk and risk of impact investing: Because the Fund uses sustainability factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. As a result, the Fund's sustainability factors used in its investment process and the Advisor's impact investing approach will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics, and the Fund's sustainability factors may be linked to long-term rather than short-term returns. The sustainability factors and the Advisor's impact investing approach may cause the Fund's industry allocation to deviate from that of funds without these considerations.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud.Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based entity (and/or related persons). Investments through a VIE structure are subject to the risk that a counterparty will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of such arrangements, or contracts between the China-based entity (and/or related persons) and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund's associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based entity and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, natural disasters, or public health threats.Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund | Sustainability factor risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sustainability factor risk: Because the Fund uses sustainability factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. As a result, the Fund's sustainability factors used in its investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics, and the Fund's sustainability factors may be linked to long-term rather than short-term returns. The sustainability factors may cause the Fund's industry allocation to deviate from that of funds without these considerations.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by for-eign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpre-dictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, many types of swaps and other nonexchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk: The risk that returns from dividend-paying large capitalization stocks will produce lower returns than the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Dividend paying stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Dividend paying stock risk: Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Fund decreases, the Fund may have less income to distribute to the Fund's shareholders. In addition, common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Conversely, the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Model and data risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model and data risk: The Advisor uses a proprietary quantitative model in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor's quantitative model will perform as expected or result in effective investment decisions for the Fund.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | IPOs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | China risk [Member]
Prospectus [Line Items]
Risk [Text Block]	China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud.The Fund may invest in bonds issued by the PRC and certain other PRC-based entities which trade on the China interbank bond market ("CIBM") through the CIBM Direct Access Program or the China—Hong Kong Bond Connect program (the "Bond Connect Program"). The CIBM Direct Access Program and the Bond Connect Program may be subject to further interpretation and guidance and future developments may restrict or otherwise affect the Fund's investments or returns. There can be no assurance that the CIBM Direct Access Program will not be restricted, suspended or abolished. If such event occurs, the Fund's ability to invest in the CIBM through the CIBM Direct Access Program will be adversely affected, and if the Fund is unable to adequately access the CIBM through other means, the Fund's ability to achieve its investment objective will be adversely affected. There also can be no assurance that further regulations will not affect the availability of securities in the Bond Connect Program, the frequency of redemptions or other limitations. Further, the necessary trading, settlement and information technology systems for the Bond Connect Program may not function properly, causing the Bond Connect Program to be disrupted. In addition, the application and interpretation of the laws and regulations of Hong Kong, the PRC, and the People's Bank of China and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the CIBM Direct Access Program and Bond Connect Program are uncertain, and they may have an adverse effect on the Fund's performance.Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in general economic conditions, inflation and interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Variable rate securities generally will not increase in market value if interest rates decline. Conversely, the market value may not decline when prevailing interest rates rise. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | High yield bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High yield bond risk: This is the risk that the issuer of bonds with ratings of Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings, Inc. ("Fitch"), comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined to be of comparable quality by the Advisor, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher quality) bonds.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Mortgage- and asset-backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and asset-backed securities risk: The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign debt risk: Investment in sovereign debt involves special risks, including the risk that the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | US Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred stock risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal securities risk: Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipal bonds secured by revenues from public housing authorities may be subject to additional uncertainties relating to the possibility that proceeds may exceed supply of available mortgages to be purchased by public housing authorities, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Municipalities continue to experience difficulties in the current economic and political environment.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market security. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk: High portfolio turnover from frequent trading will increase the Fund's transaction costs and may increase the portion of the Fund's capital gains that are realized for tax purposes in any given year. The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect that its distributions may have on shareholders.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Risks of development bank bonds [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of development bank bonds: The value of the Fund's investments in bonds issued by development banks may fall due to adverse financial market developments in the United States and abroad. Borrowers from development banks include foreign countries, which may include emerging market countries, and borrowers of specific development banks also include the private sector with or without government guarantee. Therefore, negative economic, social and political developments could affect the ability of a borrower to repay its loan to the development bank and thus affect its financial condition. In addition, investments in such development bank bonds may involve special risks because the Fund may have limited legal recourse in the event of default. Also, development bank bonds may sometimes be less liquid and more difficult to sell and to value than high-quality securities of US issuers. Bonds issued by a development bank are backed by the shareholders of the development bank. The development bank may be supported via various mechanisms including, preferred creditor status, equity injections by its shareholders and callable capital, even though the latter may have never been tested with respect to an issuer. Changes in the shareholder structure of a development bank or changes in the strength of the support by its shareholders could affect the credit rating and thus the value of the bonds issued by the development bank.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration risk: The Fund concentrates investments in the bonds of development banks. The risk is that if the Fund has most of its investments in a single industry, its portfolio will be more susceptible to factors adversely affecting that industry than would a more diverse portfolio of securities.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, many types of swaps and other nonexchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk: The risk that returns from dividend-paying large capitalization stocks will produce lower returns than the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Dividend paying stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Dividend paying stock risk: Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Fund decreases, the Fund may have less income to distribute to the Fund's shareholders. In addition, common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Conversely, the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund | Model and data risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model and data risk: The Advisor uses a proprietary quantitative model in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor's quantitative model will perform as expected or result in effective investment decisions for the Fund.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Emerging market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Investing in other funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment style risk: The risk that returns from large capitalization growth stocks will produce lower returns than the overall stock market. Growth stocks tend to go through cycles of doing better—or worse—than other segments of the stock market, such as value stocks, or the stock market in general.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Model and data risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model and data risk: The Advisor uses a proprietary quantitative model in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor's quantitative model will perform as expected or result in effective investment decisions for the Fund.